Subsequent events	9 Months Ended
Sep. 30, 2023
Subsequent events
Subsequent events
17.	Subsequent events

In November 2023, the board of directors of the Company authorized the Company to offer convertible senior notes (the “notes”) up to a certain aggregate principal amount in a capital markets transaction, subject to market conditions. The net proceeds from the notes will be used as set forth in the applicable offering documents. The conversion rate of the notes and other terms of the notes have not been finalized and will be determined at the time of the offerings.